Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Calculation of net earnings per share - basic and net earnings per share - diluted
The calculation of net earnings per share - basic and net earnings per share - diluted were as follows:

Year Ended December 31	2016	2015	2014
Net earnings available to common shareholders:	$443.7	$419.2	$427.6

Weighted-average common shares outstanding (in millions):
Weighted-average common shares outstanding - basic	70.1	76.8	79.5
Effect of dilutive securities - stock options	0.2	0.5	0.6
Effect of other share-based awards	0.5	0.4	0.6
Weighted-average common shares outstanding - diluted	70.8	77.7	80.7

Net earnings per share - basic	$6.33	$5.46	$5.38
Net earnings per share - diluted	$6.27	$5.40	$5.30

Schedule of antidilutive awards
The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2016	2015	2014
Shares (in thousands)	20	20	692
Exercise price ranges	$93	93	$76-$93
Weighted-average remaining life	0.4 years	1.4 years	4.1 years